Note 5 - Deposit on Mill Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [text block]
5.	Deposit on mill equipment

On
October 16, 2015,
the Company entered into a Mill Purchase Option Agreement (the “Agreement’) to acquire the Rock Creek mill. Pursuant to the Agreement, Almaden has the exclusive right and option to purchase the mill for total cash payments of
$6,500,000
USD (completed), plus the issuance of
407,997
common shares (issued with a fair value of
$273,358
), subject to adjustment in certain circumstances (the “Option”).
Deposit on mill equipment consisted of the following payments:

	$	$
	USD	CAD
Balance, December 31, 2016		1,280,383
Additions: purchase price deposits	2,000,000	2,647,600
Additions: mobilization payments	767,500	995,226
Balance, December 31, 2017		4,923,209
Additions: purchase price deposits	3,750,000	4,876,500
Additions: mobilization payments	2,211,300	2,818,400
		12,618,109
Transfer to property, plant and equipment		(12,618,109)
Balance, December 31, 2018		-

Almaden has exercised the Option by making the final option payment on
June 12, 2018
for
$3,750,000
USD (
$4,876,500
CAD). As such, during the year ended
December 31, 2018,
Almaden obtained ownership and title to the mill equipment, and transferred the balance to property, plant and equipment (Note
6
).

A mobilization plan is in progress to move the Rock Creek mill from Nome, Alaska to the Tuligtic property. Mill mobilization payments of
$2,211,300
USD (
$2,818,400
CAD) were paid during the year ended
December 31, 2018
for the dismantlement of the mill.